EQUITY - General and Limited Partnership Units (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	74,281,771
Repurchased and canceled (in shares)	(3,559,221)
Conversion from BBUC exchangeable shares (in shares)	184
Conversion from Redemption-Exchange Units (in shares)	18,105,781
Balance at end of period (in shares)	88,828,515
GP Units
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4
Repurchased and canceled (in shares)	0
Conversion from BBUC exchangeable shares (in shares)	0
Conversion from Redemption-Exchange Units (in shares)	0
Balance at end of period (in shares)	4
GP Units | Redemption- exchange units
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	25,227,971
Balance at end of period (in shares)	43,333,752
LP Units
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	74,281,767
Repurchased and canceled (in shares)	(3,559,221)	0
Conversion from BBUC exchangeable shares (in shares)	184
Conversion from Redemption-Exchange Units (in shares)	18,105,781
Balance at end of period (in shares)	88,828,511
Conversion from redemption-exchange units, value	$ 433